Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Derivative financial assets	$ 1,836,000	$ 50,309,000
Liabilities
Derivative financial liabilities	15,094,000	952,000
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	823,000	42,212,000
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	823,000	42,212,000
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	823,000	42,212,000
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	1,013,000	8,097,000
Liabilities
Derivative financial liabilities	15,094,000	952,000
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	1,013,000	444,000
Liabilities
Derivative financial liabilities	15,094,000	952,000
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	1,013,000	444,000
Liabilities
Derivative financial liabilities	$ 15,094,000	952,000
Currency risk [member]
Categories of financial assets [abstract]
Derivative financial assets		874
Currency risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets		0
Currency risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets		874
Forward Contracts Relating to Forecast Transactions [Member]
Categories of financial assets [abstract]
Derivative financial assets		6,779,000
Forward Contracts Relating to Forecast Transactions [Member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets		0
Forward Contracts Relating to Forecast Transactions [Member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets		$ 6,779,000